Share-Based Awards Plan	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards Plan
19.	SHARE-BASED AWARDS PLAN

Baidu, Inc.

2008 Share Incentive plan

In December 2008, the Company adopted a share incentive plan (the “2008 Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees, consultants and non-employees of the Company. The Company reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which expired in the year 2018. The vesting schedule, time and condition to exercise options was determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.

Under the 2008 Plan, share options are subject to vesting schedules varying from two to four years, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

2018 Share Incentive Plan.

In July 2018, the Company adopted a share incentive plan (the “2018 Plan”), which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the 2018 Plan, to members of the board, employees, consultants, and non-employees of the Company. The 2018 Plan has a ten-year term and a maximum number of 3,443,950 Class A ordinary shares available for issuance pursuant to all awards under the 2018 Plan. As of December 31, 2018, the Company has not granted any awards under the 2018 Plan.

Starting from February 15, 2006, the Company granted restricted Class A ordinary shares of the Company (“Restricted Shares”). Terms for the Restricted Shares are the same as share options except that Restricted Shares do not require exercise and have a two to four years vesting term.

Share options

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Share options
Outstanding, December 31, 2017	315,397	1,753	8	186
Granted	85,159	1,775
Exercised	(66,727)	1,608
Forfeited/Cancelled	(108,145)	1,864

Outstanding, December 31, 2018	225,684	1,751	7	40

Vested and expected to vest at December 31, 2018	191,811	1,713	7	38

Exercisable at December 31, 2018	108,639	1,542	6	31

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2018 and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was RMB143 million, RMB403 million and RMB 474 million (US$69 million), respectively. The total fair value of options vested during the years ended December 31, 2016, 2017 and 2018 was RMB225 million, RMB195 million and RMB 956 million (US$139 million), respectively.

As of December 31, 2018, there was RMB337 million (US$49 million) unrecognized share-based compensation cost related to share options, which is expected to be recognized over a weighted-average vesting period of 2.4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.

The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. Assumptions of the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2016	2017	2018
Risk-free interest rate	1.13%~1.47%	1.81%~2.08%	2.57%
Dividend yield	—	—	—
Expected volatility range	38.91%~40.09%	35.99%~38.41%	34.47%~35.36%
Weighted average expected volatility	39.37%	38.39%	34.81%
Expected life (in years)	5.75~5.92	4.99~6.01	4.89~6.25

In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in the following years.

The exercise price of options granted during the years ended December 31, 2016, 2017 and 2018 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years ended December 31, 2016, 2017, and 2018 was US$660, US$747, and US$1,029, respectively.

Restricted Shares

Restricted Shares activity for the year ended December 31, 2018 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2017	819,670	1,899
Granted	427,642	2,232
Vested	(259,152)	1,920
Forfeited/Cancelled	(196,716)	1,952

Unvested, December 31, 2018	791,444	2,060

The total fair value of the Restricted Shares vested during the years ended December 31, 2016, 2017 and 2018 was RMB1.1 billion, RMB2.1 billion, RMB3.4 billion (US$498 million), respectively. The weighted-average grant-date fair value of the Restricted Shares granted during the years ended December 31, 2016, 2017, and 2018 was US$1,756, US$1,978, and US$2,232, respectively.

As of December 31, 2018, there was RMB5.2 billion (US$762 million) unrecognized share-based compensation cost related to Restricted Shares. That deferred cost will be recognized over a weighted-average vesting period of 2.7 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.

Subsidiaries-iQIYI

2010 Equity Incentive Plan

In October 2010, iQIYI adopted its 2010 Equity Incentive Plan (the “iQIYI 2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants to purchase iQIYI’s ordinary shares. The iQIYI 2010 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. As of December 31, 2018, the share option pool under the iQIYI 2010 Plan approved by the Board of Directors of iQIYI was 589,729,714 iQIYI’s ordinary shares. All options granted vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.

The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of shares	Weighted average exercise price （US$）	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2017	306,266,366	0.45
Granted	112,846,527	0.51
Forfeited	(13,474,664)	0.51
Exercised	(25,059,198)	0.42

Outstanding, December 31, 2018	380,579,031	0.47	9	630

Vested and expected to vest at December 31, 2018	382,422,243	0.46	7	635

Exercisable at December 31, 2018	184,247,256	0.42	6	314

As of December 31, 2018, there was RMB1.4 billion (US$207 million) unrecognized share-based compensation cost related to share options granted by iQIYI. That deferred cost is expected to be recognized over a weighted-average vesting period of 3 years.

2017 Share Incentive Plan

In November 2017, iQIYI adopted its 2017 Share Incentive Plan (the “iQIYI 2017 Plan”). Under the iQIYI 2017 Plan, iQIYI is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 720,000 iQIYI’s ordinary shares. The iQIYI 2017 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the 2017 Plan. As of December 31, 2018, the unrecognized share-based compensation cost related to its Restricted Shares is insignificant.

The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	9	35	83	12
Expensed as selling, general and administrative	30	131	369	54
Expensed as research and development	23	67	104	16

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	103	183	224	33
Expensed as selling, general and administrative	429	973	1,725	251
Expensed as research and development	1,228	2,088	2,727	397

	1,760	3,244	4,676	681